As filed with the Securities and Exchange Commission on September 29, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 E. Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
615 E. Michigan St.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5340
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2006

Date of reporting period: July 31, 2006

Item 1. Schedule of Investments.

PIC Small Cap Growth Fund
Schedule of Investments
July 31, 2006 (Unaudited)

Shares		Value
COMMON STOCKS - 97.64%
Aerospace & Defense - 2.40%
38,994	Argon St, Inc. *	$966,661
34,412	Flir Systems, Inc. *	826,232
39,300	Ladish Co., Inc. *	1,336,200
		3,129,093
Application Software - 2.70%
77,300	Informatica Corp. *	1,079,881
42,100	Transaction Systems Architects, Inc. *	1,558,542
55,400	Witness Systems, Inc. *	882,522
		3,520,945
Biotechnology - 1.08%
48,750	PDL Biopharma, Inc. *	877,988
38,400	Senomyx, Inc. *	537,984
		1,415,972
Building Products - 0.47%
13,200	NCI Building Systems, Inc. *	616,968
Casinos & Gaming - 2.05%
47,200	Shuffle Master, Inc. *	1,375,880
49,300	WMS Industries, Inc. *	1,307,929
		2,683,809
Coal & Consumable Fuels - 1.16%
17,100	Aventine Renewable Energy Holdings, Inc. *	506,160
26,600	Foundation Coal Holdings, Inc.	1,014,524
		1,520,684
Communications Equipment - 1.46%
37,000	Avocent Corp. *	946,460
20,800	F5 Networks, Inc. *	963,872
		1,910,332
Computer & Electronics Retail - 0.99%
31,000	Gamestop Corp. - Class A *	1,289,910
Computer Storage & Peripherals - 0.27%
16,400	Rackable Systems, Inc. *	349,648
Construction & Engineering - 2.13%
37,600	Granite Construction, Inc.	1,635,224
62,000	Infrasource Services, Inc. *	1,151,960
		2,787,184
Construction & Farm Machinery & Heavy Trucks - 0.89%
42,100	American Railcar Industries, Inc.	1,164,065
Construction Materials - 0.91%
24,200	Texas Industries, Inc.	1,194,996
Diversified Commercial & Professional Services - 3.39%
14,200	The Advisory Board Co. *	657,886
25,352	CoStar Group, Inc. *	1,099,516
17,850	CRA International Inc. *	806,999
21,400	Huron Consulting Group, Inc. *	742,152
58,600	Navigant Consulting, Inc. *	1,118,088
		4,424,641
Diversified Metals & Mining - 0.63%
18,000	RTI International Metals, Inc. *	829,440
Education Services - 1.23%
14,800	Strayer Education, Inc.	1,603,580
Electrical Components & Equipment - 0.86%
28,300	Regal-Beloit Corp.	1,124,925
Electronic Equipment Manufacturers - 1.44%
29,378	DTS, Inc. *	547,018
28,700	Itron, Inc. *	1,335,698
		1,882,716
Electronic Manufacturing Services - 1.60%
48,600	NovAtel, Inc. *#	2,085,426
Food Distributors - 1.43%
48,250	Central European Distribution Corp. *	1,162,825
23,450	United Natural Foods, Inc. *	706,783
		1,869,608
Footwear - 1.94%
58,650	Crocs, Inc. *	1,622,845
65,400	Iconix Brand Group, Inc. *	915,600
		2,538,445
Health Care Equipment - 1.47%
72,000	Alphatec Holdings, Inc. *	362,880
20,300	Arthrocare Corp. *	894,012
7,000	Intuitive Surgical, Inc. *	666,400
		1,923,292
Health Care Facilities - 2.85%
22,900	Psychiatric Solutions, Inc. *	721,121
34,100	Radiation Therapy Services, Inc. *	947,298
58,846	VCA Antech, Inc. *	2,057,845
		3,726,264
Health Care Services - 3.85%
77,100	HealthExtras, Inc. *	2,001,516
33,400	Healthways, Inc. *	1,794,248
29,000	Pediatrix Medical Group, Inc. *	1,229,600
		5,025,364
Home Entertainment Software - 1.28%
73,650	THQ Inc. *	1,671,119
Homefurnishing Retail - 0.96%
51,730	Aaron Rents, Inc.	1,248,762
Human Resources & Employment Services - 1.21%
66,808	Resources Connection, Inc. *	1,581,345
Independent Power Producers & Energy Traders - 1.04%
77,300	Covanta Holding Corp. *	1,364,345
Industrial Machinery - 3.72%
26,600	ESCO Technologies, Inc. *	1,401,554
68,000	Flow International Corp. *	918,000
25,000	Gardner Denver, Inc. *	866,250
62,800	Mueller Water Products, Inc. - Class A *	995,380
30,150	RBC Bearings, Inc. *	672,948
		4,854,132
Insurance Brokers - 0.77%
22,300	National Financial Partners Corp.	1,004,392
Integrated Telecommunication Services - 1.17%
49,700	NeuStar, Inc. - Class A*	1,533,742
Internet & Catalog Retail - 0.84%
49,900	VistaPrint Limited *#	1,103,788
Internet Retail - 0.58%
36,900	Stamps.com, Inc. *	752,391
Internet Software & Services - 5.95%
34,900	Ctrip.com International, Ltd. - ADR	1,766,463
89,100	CyberSource Corp. *	894,564
47,000	DealerTrack Holdings, Inc. *	921,670
27,400	Digital Insight Corp. *	646,640
54,500	Equinix, Inc. *	2,854,710
54,050	Marchex, Inc. - Class B*	689,138
		7,773,185
Leisure Facilities - 1.77%
50,900	Life Time Fitness, Inc. *	2,305,770
Leisure Products - 1.29%
43,300	SCP Pool Corp.	1,685,669
Life Sciences Tools & Services - 2.06%
57,700	Ventana Medical Systems, Inc. *	2,689,397
Managed Health Care - 0.93%
28,100	Sierra Health Services, Inc. *	1,213,358
Marine - 1.24%
20,100	American Commercial Lines, Inc. *	1,104,495
31,900	Horizon Lines Inc. - Class A	510,400
		1,614,895
Oil & Gas Drilling - 0.86%
19,100	Unit Corp. *	1,120,024
Oil & Gas Equipment & Services - 4.19%
40,400	Basic Energy Services Inc. *	1,090,800
6,800	Hydril *	471,036
78,200	KFX, Inc. *	1,213,664
27,400	Oil States International, Inc. *	881,184
33,000	W-H Energy Services, Inc. *	1,815,660
		5,472,344
Oil & Gas Exploration & Production - 1.54%
32,500	Denbury Resources, Inc. *	1,126,775
34,500	Toreador Resources Corp. *	887,685
		2,014,460
Oil & Gas Refining & Marketing & Transportation - 1.34%
28,800	Alon USA Energy Inc.	1,103,904
13,800	World Fuel Services Corp.	653,016
		1,756,920
Other Diversified Financial Services - 1.68%
32,800	Online Resource Corp. *	344,072
65,500	Verifone Holdings, Inc. *	1,850,375
		2,194,447
Personal Products - 1.03%
39,700	Chattem, Inc. *	1,347,021
Pharmaceuticals - 1.15%
62,200	Aspreva Pharmaceuticals Corp. *#	1,498,398
Property & Casualty Insurance - 0.64%
32,434	National Interstate Corp.	835,500
Railroads - 1.04%
51,550	Genesee & Wyoming Inc. *	1,356,280
Real Estate Management & Development - 1.46%
55,500	Trammell Crow Co. *	1,912,530
Regional Banks - 1.35%
20,200	PrivateBancorp, Inc.	949,602
42,100	Texas Capital Bancshares, Inc. *	818,845
		1,768,447
Restaurants - 0.85%
28,500	Red Robin Gourmet Burgers, Inc. *	1,107,225
Semiconductor Equipment - 3.25%
19,521	Cymer, Inc. *	763,662
35,400	FormFactor, Inc. *	1,517,598
62,400	Tessera Technologies, Inc. *	1,963,728
		4,244,988
Semiconductor Equipment & Products - 0.56%
55,150	Silicon Motion Technology Corp. - ADR *	737,907
Semiconductors - 2.54%
68,600	Microsemi Corp. *	1,735,580
49,100	Trident Microsystems, Inc. *	845,502
50,100	Volterra Semiconductor Corp. *	730,458
		3,311,540
Specialized Consumer Services - 1.25%
21,600	Jackson Hewitt Tax Service, Inc.	737,208
32,600	Sotheby's	900,738
		1,637,946
Specialized Finance - 1.94%
37,500	Alliance Data Systems Corp. *	1,924,500
24,500	Euronet Worldwide, Inc. *	622,545
		2,547,045
Specialty Chemicals - 0.58%
30,900	Symyx Technologies, Inc. *	760,449
Specialty Stores - 2.33%
19,200	Guitar Center, Inc. *	816,384
32,950	Hibbett Sporting Goods, Inc. *	651,092
34,400	Tractor Supply Co. *	1,573,456
		3,040,932
Steel - 1.27%
16,800	Carpenter Technology Corp.	1,653,120
Systems Software - 0.91%
29,600	Micros Systems, Inc. *	1,184,000
Trading Companies & Distributors - 1.37%
60,000	Beacon Roofing Supply, Inc. *	1,097,400
36,450	Houston Wire & Cable Co. *	685,989
		1,783,389
Trucking - 1.35%
34,200	Marten Transport, Ltd. *	530,784
37,643	Old Dominion Freight Line, Inc. *	1,226,409
		1,757,193
Wireless Telecommunication Services - 1.15%
62,600	SBA Communications Corp. *	1,494,888
TOTAL COMMON STOCKS		127,550,590
(Cost $102,323,107)
MONEY MARKET INVESTMENTS - 1.75%
1,142,480	SEI Daily Income Treasury Fund	1,142,480
1,142,480	SEI Daily Income Trust Government Fund	1,142,480
TOTAL MONEY MARKET INVESTMENTS		2,284,960
(Cost $2,284,960)
Total Investments in Securities		129,835,550
(Cost $104,608,067) - 99.39%
Other Assets in Excess of Liabilities - 0.61%		794,025
NET ASSETS - 100.00%		$130,629,575

* Non-income producing security.
# U.S. traded security of a foreign issuer.
ADR - American Depository Receipt

The cost basis of investments for federal income tax purposes at July 31, 2006 was as follows**:

Cost of investments	$105,164,791

Gross unrealized appreciation	$30,306,489
Gross unrealized depreciation	$(5,635,730)
Net unrealized appreciation	$24,670,759

** Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

PIC Flexible Growth Fund
Schedule of Investments
July 31, 2006 (Unaudited)

Shares		Value
COMMON STOCKS - 94.62%
Aerospace & Defense - 2.05%
1,125	Rockwell Collins, Inc.	$60,041
Application Software - 3.05%
3,130	Adobe Systems, Inc. *	89,236
Asset Management & Custody Banks - 1.11%
390	Legg Mason, Inc.	32,553
Biotechnology - 12.51%
1,340	Amgen, Inc. *	93,451
690	Genentech, Inc. *	55,766
1,410	Genzyme Corp. *	96,275
1,965	Gilead Sciences, Inc. *	120,808
		366,300
Casinos & Gaming - 0.96%
830	Scientific Games Corp. - Class A *	28,195
Communications Equipment - 4.55%
3,040	Corning, Inc. *	57,973
2,135	Qualcomm, Inc.	75,280
		133,253
Computer Hardware - 3.78%
1,630	Apple Computer, Inc. *	110,775
Construction Materials - 1.28%
560	Vulcan Materials Co.	37,503
Consumer Finance - 3.25%
1,890	SLM Corp.	95,067
Department Stores - 2.63%
1,360	Kohl's Corp. *	77,017
Drug Retail - 4.59%
4,110	CVS Corp.	134,479
Fertilizers & Agricultural Chemicals - 3.82%
2,600	Monsanto Co.	111,774
Food Retail - 1.51%
770	Whole Foods Market, Inc.	44,283
General Merchandise Stores - 1.55%
990	Target Corp.	45,461
Health Care Equipment - 5.16%
2,615	St. Jude Medical, Inc. *	96,493
865	Zimmer Holdings, Inc. *	54,703
		151,196
Health Care Equipment & Supplies - 3.00%
795	Alcon, Inc. *#	87,784
Health Care Technology - 0.19%
200	IMS Health, Inc.	5,488
Home Improvement Retail - 2.82%
2,910	Lowe's Companies, Inc.	82,498
Industrial Gases - 2.74%
1,465	Praxair, Inc.	80,341
Internet Software & Services - 3.10%
235	Google, Inc. - Class A *	90,851
Investment Banking & Brokerage - 1.83%
3,270	TD Ameritrade Holding Corp. *	53,563
IT Consulting & Other Services - 2.59%
1,160	Cognizant Technology Solutions Corp. - Class A *	75,968
Managed Health Care - 6.21%
3,800	UnitedHealth Group, Inc.	181,754
Multi-line Insurance - 1.66%
800	American International Group, Inc.	48,536
Oil & Gas Drilling - 2.95%
1,120	Transocean, Inc. *#	86,498
Oil & Gas Equipment & Services - 3.15%
2,760	Halliburton Co.	92,074
Oil & Gas Exploration & Production - 1.65%
59	Hugoton Royalty Trust	1,835
990	XTO Energy, Inc.	46,520
		48,355
Oil, Gas & Consumable Fuels - 2.02%
1,480	Cameco Corp. #	59,052
Pharmaceuticals - 2.63%
370	Allergan, Inc.	39,904
800	Forest Laboratories, Inc. *	37,048
		76,952
Semiconductors & Semiconductor Equipment - 0.70%
1,100	Marvell Technology Group Ltd. *#	20,405
Wireless Telecommunication Services - 5.58%
2,300	American Tower Corp. - Class A *	77,740
1,620	NII Holdings, Inc. *	85,504
		163,244
TOTAL COMMON STOCKS		2,770,496
(Cost $2,497,745)
MONEY MARKET INVESTMENTS - 6.62%
96,905	SEI Daily Income Treasury Fund	96,905
96,905	SEI Daily Income Trust Government Fund	96,905
TOTAL MONEY MARKET INVESTMENTS		193,810
(Cost $193,810)
Total Investments in Securities		2,964,306
(Cost $2,691,555) - 101.24%
Liabilities in Excess of Other Assets - (1.24)%		(36,419)
NET ASSETS - 100.00%		$2,927,887

* Non-income producing security.
# U.S. traded security of a foreign issuer.

The cost basis of investments for federal income tax purposes at July 31, 2006 was as follows**:

Cost of investments	$2,695,343

Gross unrealized appreciation	$421,778
Gross unrealized depreciation	$(152,815)
Net unrealized appreciation	$268,963

** Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title) /s/Eric M. Banhazl
Eric M. Banhazl, President

Date 09/26/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/Eric M. Banhazl
Eric M. Banhazl, President

Date 09/26/2006

By (Signature and Title)* /s/Douglas G. Hess
Douglas G. Hess, Treasurer

Date 09/26/2006

* Print the name and title of each signing officer under his or her signature.